INCOME TAX - Components of the income tax provision (benefit) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
INCOME TAX
Current	$ 683,828	$ 5,596,753	$ 10,610,067
Deferred	3,584,903	(3,724,081)	415,623
Total	$ 4,268,731	$ 1,872,672	$ 11,025,690